Offerings - Offering: 1	Aug. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	176,800
Proposed Maximum Offering Price per Unit	2.49
Maximum Aggregate Offering Price	$ 440,232.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 60.40
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), the number of shares of common stock registered hereunder will be adjusted in the event of stock splits, stock dividends or similar transactions.

Estimated solely for purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based on the average of the high and low prices per Class A Ordinary Share of the Registrant on the NASDAQ Capital Market on August 22, 2025, which was $2.49.